Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,445		$ 14,694
current portion of other long term debt	404		1,000
Long-term debt	11,041		13,694
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	11,514		14,781
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings	13		15
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	56		72
Medium-term notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,702		3,200
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%	3.31%
3.31% debentures due February 11, 2022 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		1,000
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%	1.45%
1.45% debentures due November 16, 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 404		500
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
3.55% debentures due June 3, 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 332		500
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%
3.42% debentures due December 1, 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 441		600
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%
2.50% debentures due January 17, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 225		300
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
4.85% debentures due May 30, 2047 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300		300
Long-term debt | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	9,812		11,581
Bank credit facilities (December 31, 2022 – US$nil; December 31, 2021 – US$901 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0		$ 901,000,000
Bank credit facilities (December 31, 2022 – US$nil; December 31, 2021 – US$901 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		1,140
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 1,000,000,000
2.95% due January 15, 2023 (US$1,000 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		1,266
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Notional amount		$ 500,000,000
3.80% due April 15, 2024 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 677		633
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount		$ 600,000,000
3.90% due February 1, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 812		759
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
Notional amount		$ 600,000,000
2.05% due July 15, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 812		759
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount		$ 1,250,000,000
3.85% due June 1, 2027 (US$1,250 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,692		1,582
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 500,000,000
2.95% due July 15, 2030 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 677		633
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount		$ 400,000,000
7.20% due January 15, 2032 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 541		506
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount		$ 350,000,000
6.45% due June 30, 2033 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 474		443
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount		$ 350,000,000
5.85% due February 1, 2035 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 474		443
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount		$ 450,000,000
6.50% due February 15, 2037 (US$450 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 609		570
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount		$ 1,100,000,000
6.25% due March 15, 2038 (US$1,100 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,488		1,392
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount		$ 400,000,000
6.75% due February 1, 2039 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 541		506
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount		$ 750,000,000
4.95% due June 1, 2047 (US$750 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,015		$ 949